Acquisitions (Operations) (Details) (USD $)	1 Months Ended	3 Months Ended								11 Months Ended	12 Months Ended			11 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Nov. 18, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2014
Revenue
Rental revenue											$ 13,700,487	$ 11,901,376	$ 6,428,014
Interest income on receivables											709,030	742,185	356,348
Total revenue	1,680,771	3,776,332	3,622,234	3,522,067	3,488,884	3,544,517	3,470,742	3,008,357	2,619,945		14,409,517	12,643,561	6,784,362
Expenses
Management fees to affiliate											362,495	370,625	209,091
Property operating											24,720	6,454	26,267
General and administrative											816,798	722,028	191,293
Acquisition-related											147,150	318,600	727,158
Amortization											3,556,911	3,229,377	1,435,855
Impairments											258,834	1,005,478	183,271
Total expenses	823,363										5,166,908	5,652,562	2,772,935
Interest expense											(4,984,054)	(3,840,359)	(1,476,207)
Loss on early extinguishment of debt											(2,905,259)
Realized loss on derivative financial instruments											(213,181)
Unrealized gain (loss) on derivatives											(552,268)	1,279,176	(1,016,716)
Total other income and expenses	(3,555,756)										(8,654,762)	(2,561,183)	(2,492,923)
Net income	(2,698,348)	(2,981,646)	1,854,647	395,138	1,319,708	929,136	638,488	2,600,165	262,027		587,847	4,429,816	1,518,504
Less: Net income attributable to Predecessor		283,298	(1,854,647)	(395,138)	(1,319,708)					(3,286,195)	3,286,195	4,429,816	1,518,504
Net loss attributable to partners	(2,698,348)	(2,698,348)									(2,698,348)
Landmark Infrastructure Partners LP
Revenue
Rental revenue											13,700,487	11,901,376	6,428,014
Interest income on receivables											709,030	742,185	356,348
Total revenue											14,409,517	12,643,561	6,784,362
Expenses
Management fees to affiliate											362,495	370,625	209,091
Property operating											24,720	6,454	26,267
General and administrative											816,798	722,028	191,293
Acquisition-related											147,150	318,600	727,158
Amortization											3,556,911	3,229,377	1,435,855
Impairments											258,834	1,005,478	183,271
Total expenses											5,166,908	5,652,562	2,772,935
Interest expense											(4,984,054)	(3,840,359)	(1,476,207)
Loss on early extinguishment of debt											(2,905,259)
Realized loss on derivative financial instruments											(213,181)
Unrealized gain (loss) on derivatives											(552,268)	1,279,176	(1,016,716)
Total other income and expenses											(8,654,762)	(2,561,183)	(2,492,923)
Net income											587,847	4,429,816	1,518,504
Less: Net income attributable to Predecessor											3,286,195
Net loss attributable to partners											(2,698,348)
Landmark, General Partner and affiliates | Landmark Infrastructure Partners LP
Revenue
Rental revenue													6,425,215
Interest income on receivables													356,348
Total revenue													6,781,563
Expenses
Management fees to affiliate													209,091
Property operating													26,267
General and administrative													191,293
Acquisition-related													727,158
Amortization													1,434,299
Impairments													183,271
Total expenses													2,771,379
Interest expense													(1,476,207)
Unrealized gain (loss) on derivatives													(1,016,716)
Total other income and expenses													(2,492,923)
Net income													1,517,261
Acquired Assets | Landmark, General Partner and affiliates | Acquisition from related party | Acquired Assets Predecessor
Revenue
Rental revenue											211,057	31,223	2,799
Total revenue											211,057	31,223	2,799
Expenses
Acquisition-related											109,267
Amortization											59,359	2,074	1,556
Total expenses											168,626	2,074	1,556
Net income											42,431	29,149	1,243
Less: Net income attributable to Predecessor											42,431
Landmark Infrastructure Partners LP, Predecessor
Revenue
Total revenue														12,728,746
Expenses
Total expenses														4,343,545
Total other income and expenses														(5,099,006)
Net income														3,286,195
Landmark Infrastructure Partners LP, Predecessor | Landmark Infrastructure Partners LP
Revenue
Rental revenue											13,489,430	11,870,153
Interest income on receivables											709,030	742,185
Total revenue											14,198,460	12,612,338
Expenses
Management fees to affiliate											362,495	370,625
Property operating											24,720	6,454
General and administrative											816,798	722,028
Acquisition-related											37,883	318,600
Amortization											3,497,552	3,227,303
Impairments											258,834	1,005,478
Total expenses											4,998,282	5,650,488
Interest expense											(4,984,054)	(3,840,359)
Loss on early extinguishment of debt											(2,905,259)
Realized loss on derivative financial instruments											(213,181)
Unrealized gain (loss) on derivatives											(552,268)	1,279,176
Total other income and expenses											(8,654,762)	(2,561,183)
Net income											545,416	4,400,667
Less: Net income attributable to Predecessor											3,243,764
Net loss attributable to partners											$ (2,698,348)